Note 30 - Long-Term Debt by Contractual Maturity (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Total [Domain Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	€ 48,103	€ 28,019
Long-term debt	149,163	136,473
Total [Domain Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	67,496	77,243
Floating rate	25,895	23,944
Total [Domain Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,049	5,517
Floating rate	1,303	1,417
Other Long-Term Debt by Contractual Maturity	316	€ 333
Due in 2021 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	34,120
Long-term debt	59,626
Due in 2021 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	18,447
Floating rate	7,017
Due in 2021 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	18
Floating rate	0
Other Long-Term Debt by Contractual Maturity	24
Due in 2022 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,274
Long-term debt	13,751
Due in 2022 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	9,575
Floating rate	2,887
Due in 2022 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	0
Floating rate	0
Other Long-Term Debt by Contractual Maturity	15
Due in 2023 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	5,739
Long-term debt	19,789
Due in 2023 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,234
Floating rate	1,584
Due in 2023 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	30
Floating rate	1,100
Other Long-Term Debt by Contractual Maturity	103
Due in 2024 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	911
Long-term debt	13,174
Due in 2024 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	8,518
Floating rate	3,526
Due in 2024 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	14
Floating rate	123
Other Long-Term Debt by Contractual Maturity	82
Due in 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	1,507
Long-term debt	14,526
Due in 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	6,435
Floating rate	3,903
Due in 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	2,601
Floating rate	80
Other Long-Term Debt by Contractual Maturity	0
Due after 2025 [Member] | Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other Long-Term Debt by Contractual Maturity	4,552
Long-term debt	28,297
Due after 2025 [Member] | Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	13,288
Floating rate	6,978
Due after 2025 [Member] | Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	3,386
Floating rate	0
Other Long-Term Debt by Contractual Maturity	€ 93